Lines of Credit and Debt (Narrative) (Details)		1 Months Ended					12 Months Ended
	Mar. 19, 2014 USD ($)	Mar. 31, 2014 USD ($) $ / shares shares	Oct. 31, 2012 USD ($) series	Oct. 31, 2012 EUR (€)	May 31, 2006 USD ($) $ / shares shares	Aug. 31, 2004 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) line_of_credit trading_day $ / shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) shares	Dec. 31, 2016 EUR (€)	Aug. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)
Debt Instrument [Line Items]
Line of credit facility, revolving credit, amount							$ 460,200,000			€ 436,600,000.0
Syndicated multi-currency term loan, amount | €										€ 400,000,000
Stated interest rate								6.00%				6.00%
Commitment fee calculation basis on applicable margin, percent							35.00%
Commitment fee paid							$ 1,000,000	$ 900,000
Interest expense on long-term debt							35,800,000	34,500,000	$ 36,400,000
Payments for call options							0	0	105,170,000
Proceeds from issuance of warrants									69,400,000
Number of shares called by warrants | shares		25,800,000.0
Exercise price of warrants (dollars per share) | $ / shares		$ 32.085
Face amount of debt instrument								2,400,000.0			$ 600,000	€ 2,000,000.0
Number of series of notes issued | series			3
Gain (loss) on early redemption of debt							$ 0	(7,564,000)	(4,560,000)
Redemption of subscription receivables								112,995,000	67,943,000
Stock value issued conversion of convertible securities									3,900,000
Additional Paid-In Capital
Debt Instrument [Line Items]
Redemption of subscription receivables								112,995,000	67,943,000
QIAGEN Euro Finance
Debt Instrument [Line Items]
Subscription right, percentage		98.00%
QIAGEN Euro Finance | Other expense, net
Debt Instrument [Line Items]
Gain (loss) on early redemption of debt		$ (4,600,000)
QIAGEN Finance
Debt Instrument [Line Items]
Repayments of convertible debt								250,900,000
QIAGEN Finance | Other expense, net
Debt Instrument [Line Items]
Gain (loss) on early redemption of debt								(7,600,000)
Cash convertible notes
Debt Instrument [Line Items]
Payments for call options									$ 105,200,000
Convertible Notes 3.25% Due in 2026
Debt Instrument [Line Items]
Stock issued conversion of convertible securities (in shares) | shares									195,079
Convertible Notes 3.25% Due in 2026 | QIAGEN Euro Finance
Debt Instrument [Line Items]
Stated interest rate					3.25%
Convertible debt		300,000,000			$ 300,000,000
Convertible debt, conversion price (dollars per share) | $ / shares					$ 20.00
Effective interest rate							3.70%			3.70%
Percent of note issued principal value					100.00%
Convertible amount into common shares at the option (shares) | shares					15,000,000
Notes payable to QIAGEN Finance bearing interest at an effective rate of 1.8% due in February 2024
Debt Instrument [Line Items]
Stock issued conversion of convertible securities (in shares) | shares									1,200,000.0
Notes payable to QIAGEN Finance bearing interest at an effective rate of 1.8% due in February 2024 | Additional Paid-In Capital
Debt Instrument [Line Items]
Redemption of subscription receivables								113,000,000	$ 113,000,000
Notes payable to QIAGEN Finance bearing interest at an effective rate of 1.8% due in February 2024 | QIAGEN Finance
Debt Instrument [Line Items]
Stated interest rate						1.50%
Convertible debt						$ 150,000,000
Convertible debt, conversion price (dollars per share) | $ / shares						$ 12.6449
Effective interest rate						1.80%
Percent of note issued principal value						100.00%
Convertible amount into common shares at the option (shares) | shares						11,500,000
Warrant class 1
Debt Instrument [Line Items]
Number of shares called by warrants | shares									15,200,000.0
Threshold trading days expiration									50 days
Warrant class 2
Debt Instrument [Line Items]
Number of shares called by warrants | shares									10,600,000.0
Threshold trading days expiration									50 days
Call option
Debt Instrument [Line Items]
Payments for call options									$ 105,200,000
Contingent conversion condition 2
Debt Instrument [Line Items]
Threshold percentage of stock price trigger							98.00%
Contingent conversion condition 3
Debt Instrument [Line Items]
Consecutive trading days							20 days
Threshold percentage of stock price trigger							25.00%
Cash convertible notes
Debt Instrument [Line Items]
Convertible debt	$ 730,000,000
Proceeds from issuance of debt	680,700,000
Repayments of debt		$ 372,500,000
Threshold trading days | trading_day							20
Threshold business period							5 days
Number of shares used in conversion ratio							7,063.1647
Debt principal amount used in conversion ratio							$ 200,000,000
Convertible debt, conversion price (dollars per share) | $ / shares							$ 28.32
Cash settlement amount period							50 days
Redemption price percentage							100.00%
Percentage of principal amount outstanding							20.00%
Debt issuance cost	13,100,000
Cash convertible notes | Contingent conversion condition 1
Debt Instrument [Line Items]
Consecutive trading days							30 days
Threshold percentage of stock price trigger							130.00%
Cash convertible notes | Contingent conversion condition 2
Debt Instrument [Line Items]
Consecutive trading days							10 days
2019 notes
Debt Instrument [Line Items]
Stated interest rate							0.375%			0.375%
Convertible debt	430,000,000
Term of debt instrument							5 years
Effective interest rate							2.937%			2.937%
Fair value of long-term debt							$ 485,900,000	495,500,000
2021 notes
Debt Instrument [Line Items]
Stated interest rate							0.875%			0.875%
Convertible debt	$ 300,000,000
Term of debt instrument							7 years
Effective interest rate							3.809%			3.809%
Fair value of long-term debt							$ 349,600,000	356,100,000
Call spread overlay
Debt Instrument [Line Items]
Net cash outlay for call spread overlay									35,800,000
Senior unsecured notes
Debt Instrument [Line Items]
Fair value of long-term debt							$ 397,100,000	399,300,000
Face amount of debt instrument			$ 399,910,000
Weighted average interest rate of long-term debt			3.66%
Proceeds from debt			$ 220,000,000	€ 170,000,000
Senior unsecured notes | Derivative instruments designated as hedges
Debt Instrument [Line Items]
Face amount of debt instrument									$ 200,000,000
Senior unsecured notes | 3.19% Series A Senior Notes due October 16, 2019
Debt Instrument [Line Items]
Stated interest rate			3.19%				3.19%			3.19%
Term of debt instrument			7 years	7 years
Face amount of debt instrument			$ 73,000,000
Senior unsecured notes | 3.75% Series B Senior Notes due October 16, 2022
Debt Instrument [Line Items]
Stated interest rate			3.75%				3.75%			3.75%
Term of debt instrument			10 years	10 years
Debt issuance cost			$ 2,100,000
Face amount of debt instrument			$ 300,000,000
Senior unsecured notes | 3.90% Series C Senior Notes due October 16, 2024
Debt Instrument [Line Items]
Stated interest rate			3.90%				3.90%			3.90%
Term of debt instrument			12 years	12 years
Face amount of debt instrument			$ 26,910,000
Four Credit Facilities
Debt Instrument [Line Items]
Line of credit facility, revolving credit, amount | €										€ 36,600,000.0
Number of lines of credit | line_of_credit							4
Syndicated Multi-Currency Revolving Credit Facility
Debt Instrument [Line Items]
Lines of credit							$ 0	$ 0
Option 1
Debt Instrument [Line Items]
Loan term period offered							1 month
Option 2
Debt Instrument [Line Items]
Loan term period offered							2 months
Option 3
Debt Instrument [Line Items]
Loan term period offered							3 months
Option 4
Debt Instrument [Line Items]
Loan term period offered							12 months
Minimum
Debt Instrument [Line Items]
Stated interest rate							0.40%			0.40%
Maximum
Debt Instrument [Line Items]
Stated interest rate							1.20%			1.20%